UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended September 30, 2012

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–87.0%
Aerospace & Defense–5.1%
Boeing Co.	518,460	$36,095,185
Raytheon Co.	1,321,000	75,508,360
		111,603,545
Banks–4.4%
HSBC Holdings PLC - ADR (a)	1,291,380	59,997,515
JPMorgan Chase & Co.	921,920	37,319,322
		97,316,837
Beverages–2.3%
Diageo PLC - ADR (a)	445,000	50,164,850

Chemicals–1.9%
EI du Pont de Nemours & Co.	832,600	41,854,802

Communications Equipment–2.2%
Cisco Systems, Inc.	2,514,500	48,001,805

Distributors–1.3%
Genuine Parts Co.	486,600	29,697,198

Diversified Telecommunications Services–5.7%
AT&T, Inc.	1,953,100	73,631,870
Verizon Communications, Inc.	1,119,300	51,006,501
		124,638,371
Electric–4.1%
Dominion Resources, Inc.	697,600	36,930,944
NextEra Energy, Inc.	775,940	54,571,860
		91,502,804
Food Products–4.6%
HJ Heinz Co.	816,150	45,663,593
Kraft Foods, Inc., Class A	1,367,380	56,541,163
		102,204,756
Household Products–5.2%
Kimberly-Clark Corp.	764,080	65,542,782
Unilever NV (a)	1,395,440	49,510,211
		115,052,993
Industrial Conglomerates–5.8%
3M Co.	622,600	57,540,692
General Electric Co.	3,111,500	70,662,165
		128,202,857
Insurance–2.7%
Travelers Companies, Inc.	862,950	58,904,967

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

	Shares	Value
Oil & Gas–10.5%
Chevron Corp.	605,840	$70,616,710
ConocoPhillips	1,342,000	76,735,560
PetroChina Co., Ltd. - ADR (a)	271,700	35,092,772
Royal Dutch Shell PLC, Class B - ADR (a)	690,550	49,236,215
		231,681,257
Pharmaceuticals–12.7%
AstraZeneca PLC - ADR (a)	1,240,550	59,372,723
Eli Lilly & Co.	1,619,300	76,771,013
Johnson & Johnson	950,430	65,494,131
Merck & Co., Inc.	1,731,110	78,073,061
		279,710,928
Real Estate Investment Trusts (REITs)–4.8%
HCP, Inc.	1,157,500	51,485,600
Health Care REIT, Inc.	946,870	54,681,742
		106,167,342
Semiconductors–2.4%
Intel Corp.	2,357,000	53,456,760

Software–2.9%
Microsoft Corp.	2,109,450	62,819,421

Tobacco–5.5%
Altria Group, Inc.	1,991,550	66,497,856
Philip Morris International, Inc.	609,500	54,818,430
		121,316,286
Wireless Telecommunication Services–2.9%
Vodafone Group PLC - ADR (a)	2,273,510	64,783,667

Total Common Stocks
(Cost $1,601,915,813)		1,919,081,446
SHORT-TERM INVESTMENTS–12.7%
Money Market Fund–12.7%
Dreyfus Cash Management Fund
(Cost $280,433,589)	280,433,589	280,433,589

TOTAL INVESTMENTS-99.7%
(Cost $1,882,349,402)		2,199,515,035
Other Assets in Excess of Liabilities–0.3%		7,067,481
TOTAL NET ASSETS–100.0%		$2,206,582,516

Percentages are stated as a percent of net assets.
ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. securities.
(a)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$1,882,349,402
Gross unrealized appreciation	322,452,667
Gross unrealized depreciation	(5,287,034)
Net unrealized appreciation	$317,165,633

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,919,081,446	$—	$—	$1,919,081,446
Money Market Fund	280,433,589	—	—	280,433,589
Total	$2,199,515,035	$—	$—	$2,199,515,035

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–94.0%
Australia–7.3%
BHP Billiton Ltd.	70,500	$2,416,207
QBE Insurance Group Ltd.	59,550	799,938
Sonic Healthcare Ltd.	230,000	3,232,750
Treasury Wine Estates Ltd.	641,250	3,345,802
		9,794,697
Brazil–2.4%
Cia Energetica de Minas Gerais - ADR	147,500	1,787,700
Cia Siderurgica Nacional SA - ADR	245,100	1,379,913
		3,167,613
Canada–2.4%
Canadian Oil Sands Ltd.	87,750	1,875,217
Primaris Retail Real Estate Investment Trust	53,800	1,335,370
		3,210,587
China–2.5%
PetroChina Co., Ltd. - ADR	26,100	3,371,076

France–6.1%
GDF Suez	50,400	1,126,937
Sanofi	46,950	4,003,100
Total SA - ADR	61,650	3,088,665
		8,218,702
Germany–9.3%
Bayer AG	25,350	2,177,055
Deutsche Post AG	184,650	3,606,723
Muenchener Rueckversicherungs AG	23,200	3,622,298
Siemens AG	29,800	2,972,035
		12,378,111
Hong Kong–4.2%
BOC Hong Kong Holdings Ltd.	1,051,500	3,342,702
Stella International Holdings Ltd.	943,500	2,326,490
		5,669,192
Indonesia–2.3%
Telekomunikasi Indonesia Persero Tbk PT	3,150,000	3,110,502

Japan–0.9%
Nitto Denko Corp.	25,200	1,201,230

Mexico–2.4%
Industrias Penoles SAB de CV	66,200	3,265,834

Netherlands–2.6%
Unilever NV	97,450	3,457,526

Norway–2.5%
Statoil ASA	127,950	3,303,218

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

	Shares	Value
Singapore–7.6%
Fraser and Neave Ltd.	497,000	$3,596,284
Sakari Resources Ltd.	584,000	889,896
Singapore Telecommunications Ltd.	995,000	2,594,524
United Overseas Bank Ltd.	196,500	3,146,370
		10,227,074
South Africa–2.3%
MTN Group Ltd.	161,000	3,099,100

South Korea–2.6%
KT&G Corp.	45,545	3,470,915

Switzerland–13.2%
ABB Ltd. - ADR (a)	165,050	3,086,435
Nestle SA	60,800	3,833,535
Novartis AG - ADR	58,700	3,595,963
Roche Holding AG	18,050	3,372,020
Zurich Insurance Group AG (a)	15,250	3,797,501
		17,685,454
Taiwan–3.2%
Chunghwa Telecom Co., Ltd.	21,438	68,672
Taiwan Semiconductor Manufacturing Co., Ltd.	1,372,229	4,203,735
		4,272,407
United Kingdom–20.2%
AstraZeneca PLC - ADR	43,850	2,098,661
BAE Systems PLC	400,450	2,102,254
British American Tobacco PLC - ADR	32,800	3,366,592
Diageo PLC - ADR	10,100	1,138,573
HSBC Holdings PLC	381,483	3,588,987
HSBC Holdings PLC - ADR	9,650	448,339
Reckitt Benckiser Group PLC	56,400	3,246,823
Royal Dutch Shell PLC, Class B	78,200	2,775,584
Smiths Group PLC	203,150	3,401,853
TESCO PLC	146,550	785,677
Vodafone Group PLC - ADR	142,500	4,060,537
		27,013,880
Total Common Stocks (Cost $109,146,940)		125,917,118
SHORT-TERM INVESTMENTS–5.4%
Money Market Fund–5.4%
Dreyfus Cash Management Fund
(Cost $7,197,406)	7,197,406	7,197,406

TOTAL INVESTMENTS-99.4%
(Cost $116,344,346)		133,114,524
Other Assets in Excess of Liabilities–0.6%		848,011
TOTAL NET ASSETS–100.0%		$133,962,535

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.
ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. securities.
(a)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$116,344,346
Gross unrealized appreciation	18,699,509
Gross unrealized depreciation	(1,929,331)
Net unrealized appreciation	$16,770,178

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$125,917,118	$—	$—	$125,917,118
Money Market Fund	7,197,406	—	—	7,197,406
Total	$133,114,524	$—	$—	$133,114,524

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–88.4%
Aerospace & Defense–3.0%
Spirit Aerosystems Holdings, Inc., Class A (a)	14,000	$310,940

Airlines–3.6%
Copa Holdings SA, Class A (b)	4,650	377,906

Auto Parts & Equipment–1.4%
BorgWarner, Inc. (a)	2,200	152,042

Banks–6.2%
Bank of The Ozarks, Inc.	10,650	367,106
CVB Financial Corp.	23,400	279,396
		646,502
Biotechnology–3.1%
Charles River Laboratories International, Inc. (a)	8,350	330,660

Commercial Services–2.9%
Lender Processing Services, Inc.	10,800	301,212

Electrical Components & Equipment–2.9%
Hubbell, Inc., Class B	3,800	306,812

Electronics–6.5%
Avnet, Inc. (a)	11,000	319,990
Itron, Inc. (a)	8,350	360,302
		680,292
Engineering & Construction–4.3%
KBR, Inc.	15,100	450,281

Hand/Machine Tools–2.8%
Lincoln Electric Holdings, Inc.	7,450	290,923

Healthcare Products–4.1%
Alere, Inc. (a)	22,350	435,602

Healthcare Services–3.5%
Community Health Systems, Inc. (a)	12,450	362,793

Insurance–2.9%
WR Berkley Corp.	8,200	307,418

Machinery - Diversified–3.3%
Babcock & Wilcox Co. (a)	13,650	347,665

Metal Fabricate/Hardware–2.8%
RTI International Metals, Inc. (a)	12,350	295,659

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

	Shares	Value
Mining–3.8%
HudBay Minerals, Inc. (b)	40,250	$396,060

Miscellaneous Manufacturing–3.3%
ITT Corp.	17,470	352,021

Oil & Gas–5.8%
Berry Petroleum Co., Class A	6,550	266,127
Cimarex Energy Co.	5,850	342,517
		608,644
Pharmaceuticals–3.6%
Omnicare, Inc.	11,100	377,066

Restaurants–3.2%
Cracker Barrel Old Country Store, Inc.	4,950	332,195

Retail–4.0%
Ascena Retail Group, Inc. (a)	19,750	423,637

Savings & Loans–2.8%
ViewPoint Financial Group, Inc.	15,100	289,467

Telecommunications–3.4%
NII Holdings, Inc. (a)	45,900	360,315

Toys/Games/Hobbies–1.8%
JAKKS Pacific, Inc.	12,900	187,953

Transportation–3.4%
Tidewater, Inc.	7,300	354,269

Total Common Stocks (Cost $8,740,623)		9,278,334
SHORT-TERM INVESTMENTS–11.4%
Money Market Fund–11.4%
Dreyfus Cash Management Fund
(Cost $1,193,117)	1,193,117	1,193,117

TOTAL INVESTMENTS-99.8%
(Cost $9,933,740)		10,471,451
Other Assets in Excess of Liabilities–0.2%		16,375
TOTAL NET ASSETS–100.0%		$10,487,826

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$9,933,740
Gross unrealized appreciation	1,110,536
Gross unrealized depreciation	(572,825)
Net unrealized appreciation	$537,711

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2012. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$9,278,334	$—	$—	$9,278,334
Money Market Fund	1,193,117	—	—	1,193,117
Total	$10,471,451	$—	$—	$10,471,451

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–30.0%
Aerospace & Defense–1.2%
Raytheon Co.	2,950	$168,622

Auto Parts & Equipment–1.1%
BorgWarner, Inc. (a)	1,150	79,477
Johnson Controls, Inc.	3,000	82,200
		161,677
Banks–3.9%
BB&T Corp.	3,450	114,402
Citigroup, Inc.	2,720	88,998
JPMorgan Chase & Co.	4,300	174,064
Wells Fargo & Co.	4,870	168,161
		545,625
Chemicals–0.8%
Mosaic Co.	1,920	110,611

Communications Equipment–1.2%
Cisco Systems, Inc.	8,700	166,083

Diversified Telecommunications Services–1.2%
AT&T, Inc.	4,550	171,535

Electronics–0.8%
Thermo Fisher Scientific, Inc.	1,900	111,777

Engineering & Construction–0.8%
KBR, Inc.	3,770	112,421

Healthcare - Products–2.5%
Covidien PLC	3,000	178,259
Medtronic, Inc.	4,100	176,792
		355,051
Healthcare Services–1.2%
Aetna, Inc.	4,420	175,032

Industrial Conglomerates–1.6%
3M Co.	1,520	140,479
ABB Ltd. - ADR (a)(b)	4,550	85,085
		225,564
Insurance–2.2%
Allstate Corp.	2,200	87,142
Chubb Corp.	1,510	115,183
MetLife, Inc.	3,350	115,440
		317,765
Mining–0.9%
Newmont Mining Corp.	2,170	121,542

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

	Shares	Value
Oil & Gas–3.6%
ConocoPhillips	3,000	$171,540
Royal Dutch Shell PLC, Class B - ADR (b)	2,320	165,416
Suncor Energy, Inc. (b)	5,100	167,535
		504,491
Oil & Gas Services–1.2%
Halliburton Co.	5,150	173,504

Pharmaceuticals–2.4%
Merck & Co., Inc.	3,850	173,635
Novartis AG - ADR (b)	2,830	173,366
		347,001
Software–2.3%
Microsoft Corp.	5,500	163,790
Oracle Corp.	5,230	164,693
		328,483
Transportation–1.1%
CSX Corp.	7,680	159,360

Total Common Stocks (Cost $4,232,650)		4,256,144
SHORT-TERM INVESTMENTS–12.3%
Money Market Fund–12.3%
Dreyfus Cash Management Fund
(Cost $1,744,768)	1,744,768	1,744,768

TOTAL INVESTMENTS-42.3%
(Cost $5,977,418)		6,000,912
Other Assets in Excess of Liabilities–57.7%		8,185,981
TOTAL NET ASSETS–100.0%		$14,186,893

Percentages are stated as a percent of net assets.
ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. securities.
(a)	Non-income producing security
(b)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at September 30, 2012 was as follows:

Cost of investments	$5,977,418
Gross unrealized appreciation	78,172
Gross unrealized depreciation	(54,678)
Net unrealized appreciation	$23,494

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$4,256,144	$—	$—	$4,256,144
Money Market Fund	1,744,768	—	—	1,744,768
Total	$6,000,912	$—	$—	$6,000,912

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS–93.5%
Brazil–7.6%
Cia de Bebidas das Americas - ADR	1,000	$38,270
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	135	10,963
Cia Energetica de Minas Gerais - ADR	1,320	15,998
Cia Siderurgica Nacional SA - ADR	3,120	17,566
Cielo SA - ADR	1,530	38,679
		121,476
Canada–2.3%
Pacific Rubiales Energy Corp.	1,550	36,937

China–8.7%
China Shenhua Energy Co., Ltd., Class H	4,000	15,527
Great Wall Motor Co., Ltd., Class H	21,000	55,385
Industrial & Commercial Bank of China Ltd., Class H	43,000	25,398
PetroChina Co., Ltd., Class H	33,000	43,239
		139,549
Colombia–2.0%
Ecopetrol SA - ADR	540	31,822

Hong Kong–13.2%
AIA Group Ltd.	15,000	55,905
BOC Hong Kong Holdings Ltd.	11,000	34,969
China Mobile Ltd. - ADR	430	23,805
CNOOC Ltd.	12,000	24,607
Stella International Holdings Ltd.	10,000	24,658
Television Broadcasts Ltd.	6,500	48,033
		211,977
Indonesia–8.4%
Indo Tambangraya Megah Tbk PT	8,500	37,437
Lippo Karawaci Tbk PT	520,000	53,794
Telekomunikasi Indonesia Persero Tbk PT	44,000	43,448
		134,679
Israel–2.1%
Israel Chemicals Ltd. - ADR	2,800	34,552

Kenya–1.8%
Safaricom Ltd.	612,500	29,440

Luxembourg–1.9%
Tenaris SA - ADR	750	30,578

Malaysia–3.0%
Axiata Group Bhd	23,000	48,912

Mexico–3.1%
Industrias Penoles SAB de CV	1,000	49,333

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS - Continued
September 30, 2012 (Unaudited)

	Shares	Value
Panama–3.3%
Copa Holdings SA, Class A	650	$52,826

Philippines–6.4%
Alliance Global Group, Inc.	130,000	45,811
Globe Telecom, Inc.	600	16,642
Philippine Long Distance Telephone Co.	600	40,043
		102,496
Russia–4.4%
Gazprom OAO - ADR	2,350	23,712
Lukoil OAO - ADR	775	47,693
		71,405
Singapore–1.9%
Ascendas India Trust	49,000	30,545

South Africa–7.5%
Bidvest Group Ltd.	1,700	42,076
MTN Group Ltd.	2,450	47,160
Reunert Ltd.	1,000	8,284
Sasol Ltd. - ADR	520	23,182
		120,702
Taiwan–8.8%
Advanced Semiconductor Engineering, Inc. - ADR	8,900	33,197
Chunghwa Telecom Co., Ltd. - ADR	500	15,875
Siliconware Precision Industries Co. - ADR	6,800	37,468
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,520	55,686
		142,226
Thailand–2.9%
CS Loxinfo PCL	59,200	16,733
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)	60,500	29,287
		46,020
Turkey–1.0%
Pinar SUT Mamulleri Sanayii AS	2,000	16,692

United Kingdom–2.5%
SABMiller PLC	900	39,530

United States–0.7%
Southern Copper Corp.	345	11,854

Total Common Stocks (Cost $763,903)		1,503,551
SHORT-TERM INVESTMENTS–6.3%
Money Market Fund–6.3%
Dreyfus Cash Management Fund
(Cost $102,255)	102,255	102,255

TOTAL INVESTMENTS-99.8%
(Cost $866,158)		1,605,806
Other Assets in Excess of Liabilities–0.2%		2,554
TOTAL NET ASSETS–100.0%		$1,608,360

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.
ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. Dollars and traded on U.S. securities.
(a)	Foreign Issued Security

The cost basis of investments for Federal income tax purposes at September 30, 2012 was as follows:

Cost of investments	$866,158
Gross unrealized appreciation	759,757
Gross unrealized depreciation	(20,109)
Net unrealized appreciation	$739,648

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities. Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,503,551	$—	$—	$1,503,551
Money Market Fund	102,255	—	—	102,255
Total	$1,605,806	$—	$—	$1,605,806

Notes to Portfolio of Investments
September 30, 2012

Note 1 – Investment Valuation

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds at year end. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Note 2 – Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 13, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 13, 2012

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: November 13, 2012